Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]	Non-controlling Interests [Member]
Balance at May. 31, 2017		$ 1,720,078	$ 1,584	$ 249,126	$ (7)	$ 39,161	$ 219,975	$ 1,171,109	$ 1,680,948	$ 39,130
Balance, shares at May. 31, 2017			157,687,444		691,943
Reissuance of treasury stock for the exercises of options		1		1					1
Reissuance of treasury stock for the exercises of options, shares			500		(500)
Reissuance of treasury stock for non-vested equity shares ("NES")				(6)	$ 6
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			631,966		(631,966)
Share-based compensation expenses		57,443		57,443					57,443
Transfer to statutory reserves							43,543	(43,543)
Dividend declared	[1]	(71,384)						(71,153)	(71,153)	(231)
Net income		297,237						296,130	296,130	1,107
Foreign currency translation adjustment		79,293				76,344			76,344	2,949
Unrealized gain on available-for-sale investments, net of tax effect		129,545				129,381			129,381	164
Impact from reclassification of non-controlling interests and new non-controlling interests recognized in acquisitions		(111,769)		(113,784)					(113,784)	2,015
Capital reduction of non-controlling interests		(92,373)		(63,721)					(63,721)	(28,652)
Balance at May. 31, 2018		$ 2,008,071	$ 1,584	129,059	$ (1)	244,886	263,518	1,352,543	1,991,589	16,482
Balance, shares at May. 31, 2018		158,379,387	158,319,910		59,477
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			59,477		(59,477)
Issuance of treasury stock and common shares for NES			$ 4	(5)	$ 1
Issuance of treasury stock and common shares for NES, Shares			481,804
Shares repurchase		$ (55,962)		(55,952)	$ (10)				(55,962)
Shares repurchase, shares			(952,000)		952,000
Share-based compensation expenses		71,336		71,336					71,336
Transfer to statutory reserves							42,011	(42,011)
Net income		227,846						238,065	238,065	(10,219)
Foreign currency translation adjustment		(190,358)				(188,982)			(188,982)	(1,376)
Unrealized gain on available-for-sale investments, net of tax effect		19,483				19,018			19,018	465
Change in non-controlling interests resulting from the initial public offering (the "IPO") of Koolearn Technology Holding Limited ("Koolearn Holding"), net of issuance cost		233,347		139,211					139,211	94,136
Reclassification of redeemable non-controlling interests		206,624		145,690					145,690	60,934
Purchase of non-controlling interests		(16,886)		(15,190)					(15,190)	(1,696)
Non-controlling interests arising from acquisitions		288								288
Disposal of a subsidiary		(291)		(371)					(371)	80
Cumulative-effect adjustment upon adoption of ASU 2016-01 at May. 31, 2019						(97,929)		97,929
Cumulative-effect adjustment upon adoption of ASC Topic 606 at May. 31, 2019		1,101						1,101	1,101
Capital contribution from non-controlling interests		20,498		15,181					15,181	5,317
Balance at May. 31, 2019		$ 2,525,097	$ 1,588	428,959	$ (10)	(23,007)	305,529	1,647,627	2,360,686	164,411
Balance, shares at May. 31, 2019		158,801,714	157,849,714		952,000
Reissuance of treasury stock for non-vested equity shares ("NES"), shares			690,366		(690,366)
Issuance of treasury stock and common shares for NES				(7)	$ 7
Issuance of treasury stock and common shares for NES, Shares			690,366
Share-based compensation expenses		$ 62,057		41,326					41,326	20,731
Exercise of share options in Koolearn Holding		3,629								3,629
Transfer to statutory reserves							74,549	(74,549)
Net income		354,859						413,333	413,333	(58,474)
Foreign currency translation adjustment		(67,529)				(67,112)			(67,112)	(417)
Unrealized gain on available-for-sale investments, net of tax effect		(748)				(748)			(748)
Purchase of non-controlling interests		(13,370)		(20,045)					(20,045)	6,675
Share option gain		5,752		5,752					5,752
Capital contribution from non-controlling interests		64		103					103	(39)
Balance at May. 31, 2020		$ 2,869,811	$ 1,588	$ 456,088	$ (3)	$ (90,867)	$ 380,078	$ 1,986,411	$ 2,733,295	$ 136,516
Balance, shares at May. 31, 2020		158,801,714	158,540,080		261,634

[1]	On July 25, 2017, the Company declared a special cash dividend in the amount of US$0.45 per American Depositary Shares (the “ADS”). The aggregate amount of cash dividend paid was US$71,153, which was funded by retained earnings. The dividend was fully paid on October 6, 2017 to shareholders of record at the close of business on September 1, 2017.